Basis of presentation	6 Months Ended
Jun. 30, 2024
Basis of presentation
Basis of presentation

2. Basis of presentation

[a] Statement of compliance

These condensed consolidated interim financial statements (“financial statements’) were prepared using the same accounting policies and methods as those used in the Company’s audited consolidated financial statements for the year ended December 31, 2023. These financial statements have been prepared in compliance with IAS 34 – Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain disclosures normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been omitted or condensed. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2023.

These financial statements were approved and authorized for issuance by the Board of Directors (the “Board”) of the Company on August 12, 2024.

[b] Functional currency and presentation currency

The financial statements of each company within the consolidated group are measured using their functional currency, which is the currency of the primary economic environment in which an entity operates. These condensed consolidated interim financial statements are presented in United States dollars ("USD"), which is the Company’s functional and presentation currency for all periods presented. The Company’s functional currency is the United States dollar and the functional currencies of its subsidiaries are as follows:

FSD Biosciences Inc.	United States Dollar
Prismic Pharmaceuticals Inc.	United States Dollar
FV Pharma Inc.	Canadian Dollar
Lucid Psycheceuticals Inc.	Canadian Dollar
FSD Strategic Investments Inc.	Canadian Dollar
FSD Pharma Australia Pty Ltd	Australian Dollar
Celly Nutrition Corp.	Canadian Dollar
HUGE Biopharma Australia Pty. Ltd.	Australian Dollar

[c] Use of estimates and judgments

The preparation of these financial statements in conformity with IFRS requires management to make estimates, judgements and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, consistent with those disclosed in the audited consolidated financial statements for the year ended December 31, 2023 and described in these financial statements. Actual results could differ from these estimates.

Estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Disclosure of interests in other entities

To assess the investment in Celly, judgment was required to determine if the Company has significant influence or control of Celly. The Company considered the relevant guidance in IFRS 10 – Consolidated Financial Statements, IAS 24 – Related Party Disclosures and IAS – 28 Investments in Associates and Joint Ventures.

Judgment is applied in determining when the Company controls an investment even if the Company holds less than a majority of the investee’s voting rights (the existence of de facto control). The Company concluded it has control of Celly even though the Company only held 25.71% of the voting rights as of June 30, 2024 (December 31, 2023 – 26.15%). The Company concluded it has control of Celly as the Company, together with persons or entities considered to be de facto agents of the Company, held a combined 57.45% (December 31, 2023 - 52.05%) of the voting rights of Celly. In addition, key management personnel of the Company hold three of the four board of director positions of Celly. The assessment of control is performed on a continuous basis. The Company determined that it obtained control of Celly on July 31, 2023, and control was maintained from July 31, 2023, through June 30, 2024. Celly is significantly dependent on the Company as a result of the License Agreement and the loan. The NCI component of Celly is included as a separate component in equity (Note 13).

New standards, amendments and interpretations not yet adopted by the Company

IFRS 16 – Leases (“IFRS 16”)

In September 2022, the IASB issued amendments to IFRS 16, Leases, which add to requirements explaining how a company accounts for a sale and leaseback after the date of the transaction.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted. The amendment did not have a material impact on the financial statements.

All other IFRSs and amendments issued but not yet effective have been assessed by the Company and are not expected to have a material impact on the financial statements.